FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Risk Management [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
Future minimum lease payments as at December 31, 2022 and 2021 are as follows:

	2022		2021
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	4,644	4,535	3,118	3,068
After one year but not more than five years	15,157	13,582	10,255	9,392
More than five years	20,890	15,191	10,123	8,415
Balance at December 31	40,691	33,308	23,496	20,875
Maturity profile of financial liabilities:

Amounts in $ ’000	2023	2024	2025	2026	2027 and onwards	Total	Prior year total
Trade and other payables	54,465	—	—	—	—	54,465	42,473
Other financial liabilities	—	—	—	—	—	—	165
Lease Liabilities	4,644	4,397	3,583	3,583	24,484	40,691	23,496
Convertible Bonds	4,000	4,000	135,338	—	—	143,338	156,550
Total	63,109	8,397	138,921	3,583	24,484	238,494	222,684
The table sets out an analysis for each of the period presented of the net position of the convertible bond, and Cash and cash equivalents, showing the remaining (discounted) contractual amounts due including nominal interest.

Amounts in $ ‘000	2022	2021
Cash and cash equivalents	208,654	192,963
Convertible bond - repayable within one year	(1,768)	(1,879)
Convertible bond - repayable after one year	(131,618)	(139,007)
Net debt	75,268	52,077

Cash and cash equivalents	208,654	192,963
Gross debt - fixed interest rates	(133,386)	(140,886)
Net debt	75,268	52,077

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of financial liabilities:

Amounts in $ ’000	2023	2024	2025	2026	2027 and onwards	Total	Prior year total
Trade and other payables	54,465	—	—	—	—	54,465	42,473
Other financial liabilities	—	—	—	—	—	—	165
Lease Liabilities	4,644	4,397	3,583	3,583	24,484	40,691	23,496
Convertible Bonds	4,000	4,000	135,338	—	—	143,338	156,550
Total	63,109	8,397	138,921	3,583	24,484	238,494	222,684

Disclosure of fair value of financial instruments
The following table presents the assets that are measured at fair value at year-end 2022 and 2021:

	2022			2021
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Investments in equity instruments designated as at FVTOCI	403	—	403	1,449	—	1,449
Investments in debt instruments designated as at FVTPL	—	6,827	6,827	—	—	—
Balance at December 31	403	6,827	7,230	1,449	—	1,449

Disclosure of fair value gain (loss) on revaluation derivatives
The following table presents the liabilities that are measured at fair value at year-end 2022 and 2021:

	2022		2021
Amounts in $ ’000	Level 3	Total	Level 3	Total
Other financial liabilities	—	—	165	165
Balance at December 31	—	—	165	165

Disclosure of financial assets at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2022		2021
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	208,654	208,654	192,963	192,963
Trade and other receivables	27,619	27,619	29,983	29,983
Liabilities:
Convertible Bond	133,386	133,386	140,886	140,886
Lease Liabilities	33,308	33,308	20,875	20,875
Other financial liabilities	—	—	165	165
Trade and other payables	54,465	54,465	42,473	42,473

Disclosure of financial liabilities at carrying and fair value
Other Financial Liabilities:

Amounts in $ ‘000	2022	2021
Non-current
Financial guarantee contracts	—	165
Total non-current	—	165
Total	—	165
The following table includes carrying values and the estimated fair values of financial instruments:

	2022		2021
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	208,654	208,654	192,963	192,963
Trade and other receivables	27,619	27,619	29,983	29,983
Liabilities:
Convertible Bond	133,386	133,386	140,886	140,886
Lease Liabilities	33,308	33,308	20,875	20,875
Other financial liabilities	—	—	165	165
Trade and other payables	54,465	54,465	42,473	42,473

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities:

	2021	Cashflows	Non - Cash changes						2022
Amounts in $ ‘000			Acquisition	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	140,886	(3,952)	—	3,952	784	—	(8,284)	*	133,386
Other financial liabilities	165	—	(165)	—	—	—	—		—
Lease Liabilities	20,875	(3,311)	16,248	718	—	—	(1,222)		33,308
Total liabilities from financing activities	161,926	(7,263)	16,083	4,670	784	—	(9,506)		166,694
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income